INCOME TAXES (Tables)	12 Months Ended
Mar. 31, 2019
INCOME TAXES
Schedule of income (loss) from operations before income taxes

	Thousands of Yen
	2017	2018	2019
Income (loss) from operations before income taxes:
Domestic	¥(638,940)	¥181,176	¥525,338
Foreign	(678,032)	(967,078)	(195,679)
Total	¥(1,316,972)	¥(785,902)	¥329,659
Income tax expense―current
Domestic	¥40,669	¥164,286	¥169,906
Foreign	121	(120,656)	35,177
Total	¥40,790	¥43,630	¥205,083
Income tax expense (benefit)―deferred
Domestic	¥(55,977)	¥(13,323)	¥(35,339)
Foreign	(442,922)	(132,164)	(68,453)
Total	¥(498,899)	¥(145,487)	¥(103,792)

Schedule of tax effects of temporary differences and operating loss carryforwards and tax credits giving rise to deferred tax balances

	Thousands of Yen
	2018		2019
	Deferred Tax	Deferred Tax	Deferred Tax	Deferred Tax
	Asset	Liability	Asset	Liability
Impairment loss on investments in securities	¥38,130	¥—	¥38,130	¥—
Depreciation and amortization	36,450	38,205	27,235	59,851
Accrued municipal governments tax	15,335	—	9,915	—
Allowance for doubtful accounts	50,607	—	22,780	—
Accrued bonus	10,363		5,445
Accrued vacation	48,712		30,056
Other accrued expense	108,621	—	132,117	—
Asset retirement obligations	19,138	—	20,416	—
Operating loss carryforwards	418,928	—	489,212	—
Derivatives	1,167	—	—	1,910
Unrealized gain on equity securities	—	226,940	—	234,105
Share-based compensation expense	8,473	—	6,007	—
Intangible assets	—	346,363	—	341,193
Others	91,024	35,652	190,627	61,144
Total	846,948	647,160	971,940	698,203
Valuation allowance	(306,041)	—	(296,603)	—
Total	¥540,907	¥647,160	¥675,337	¥698,203

Schedule of analysis of movement in the valuation allowance for deferred tax assets

	Thousands of Yen
	2017	2018	2019
Balance at beginning of year	¥132,874	¥154,834	¥306,041
Additions	23,643	177,071	25,697
Deductions	(1,683)	(25,864)	(35,135)
Balance at end of year	¥154,834	¥306,041	¥296,603

Schedule of reconciliations between the amount of reported income taxes expense (benefit) and the amount of income taxes expense (benefit) computed using the normal statutory tax rate

	Thousands of Yen
	2017	2018	2019
Amount computed using normal Japanese statutory tax rate	¥(403,257)	¥(240,643)	¥100,942
Increase (decrease) in taxes resulting from:
Change in valuation allowance	48,845	151,207	(9,438)
Change in statutory tax rate	—	(26,923)	—
Share-based compensation expense	(7,814)	(1,118)	15,321
Earnings of foreign subsidiaries taxed at different rates from the statutory rate in Japan	(104,407)	(21,041)	1,204
Research and development tax credit	(5,748)	(1,953)	(4,072)
Others-net	14,272	38,614	(2,666)
Income tax expense (benefit) as reported	¥(458,109)	¥(101,857)	¥101,291